Share Capital - Disclosure of number and weighted average exercise prices of share options (Details)		1 Months Ended	12 Months Ended
	Aug. 01, 2018 shares	Jul. 31, 2018 shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares
Disclosure Of Detailed Information About Share Capital [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares			2,080,000	1,400,000	1,417,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares			$ 0.79	$ 2.04	$ 2.89
Number of share options granted in share-based payment arrangement | shares	50,000	1,060,000	1,110,000	1,110,000	75,000	1,025,000	15,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 0.43	$ 1.64
Number of share options expired in share-based payment arrangement | shares					(77,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares					$ 0.65
Number of share options cancelled in share-based payment arrangement | shares			(250,000)	(430,000)	(15,000)
Weighted average exercise price of share options cancelled in share-based payment arrangement | $ / shares			$ 0.91	$ 0.69	$ 0.99
Number of share options outstanding in share-based payment arrangement at end of period | shares			1,830,000	2,080,000	1,400,000	1,417,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares			$ 0.77	$ 0.79	$ 2.04	$ 2.89
Number of share options exercisable in share-based payment arrangement | shares			1,755,000	1,905,000	1,400,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 0.79	$ 0.82	$ 2.04